                              AFBA 5STAR FUND, INC.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                            AFBA 5Star Small Cap Fund
                           AFBA 5Star USA Global Fund

                     Supplement dated January 3, 2007 to the
         Advisory Series Prospectus (Class A, B and C Shares) and to the
         Statement of Additional Information for the AFBA 5 Star Funds,
                           each dated July 31, 2006.

This Supplement provides new and additional information beyond that contained in the  Prospectus  and Statement of Additional  Information  and should be read in conjunction with the Prospectus and Statement of Additional Information.

Effective  January 3, 2007,  Class B Shares of the AFBA 5Star Funds listed above will no longer be offered to investors  who open new  accounts.  Investors  with existing  accounts  who hold Class B shares as of  January 3, 2007 may  purchase additional Class B shares in those accounts.

Investors  should  keep  this  Supplement  for  future   reference.   Additional
prospectus copies may be obtained free of charge by calling 1-800-243-9865 or by visiting the AFBA 5Star Funds website at  www.afba.com.  Copies of the Statement of  Additional  Information  also may be  obtained  free of  charge  by  calling
1-800-243-9865.